SEGMENT INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
Disclosure of geographical areas [text block]
For the year ended December 31, 2018
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	93,173	388,889	609,307	(1)	1,091,368
Sales to Telefónica Group	147,686	293,945	266,596	-	708,227
Sales to other group companies	-	25,910	1,756	(9,082)	18,584
Other operating income and expense	(228,591)	(652,531)	(794,148)	41,843	(1,633,427)
EBITDA	12,268	56,213	83,511	32,760	184,752
Depreciation and amortization	(9,733)	(34,683)	(50,376)	(453)	(95,245)
Operating profit/(loss)	2,535	21,530	33,135	32,307	89,507
Net finance expense	(1,620)	(5,536)	(30,309)	(18,140)	(55,605)
Income tax	(893)	(2,054)	(1,422)	(9,046)	(13,415)
Profit/(loss) for the year	22	13,940	1,404	5,121	20,487
EBITDA	12,268	56,213	83,511	32,760	184,752
Adjusted EBITDA (unaudited)	12,268	56,213	83,511	32,760	184,752
Capital expenditure	6,192	41,466	42,226	1	89,885
Intangible, Goodwill and PP&E	42,766	195,369	251,520	476	490,131
Allocated assets	394,325	557,695	595,807	(334,475)	1,213,352
Allocated liabilities	122,784	254,150	437,200	59,126	873,260

For the year ended December 31, 2017
	Thousands of U.S. dollars
	EMEA	Americas	Brazil	Other and eliminations	Total Group
Sales to other companies	80,020	435,195	652,696	-	1,167,911
Sales to Telefónica Group	143,424	317,849	292,110	(1)	753,382
Sales to other group companies	1	4,997	-	(4,980)	18
Other operating income and expense	(215,860)	(688,949)	(832,377)	12,745	(1,724,441)
EBITDA	7,585	69,092	112,429	7,764	196,870
Depreciation and amortization	(9,340)	(37,640)	(56,908)	(533)	(104,421)
Operating profit/(loss)	(1,755)	31,452	55,521	7,231	92,449
Net finance expense	(16,834)	(13,206)	(33,038)	(30,406)	(93,484)
Income tax	5,031	(9,667)	(8,822)	925	(12,533)
Profit/(loss) for the year	(13,558)	8,579	13,661	(22,250)	(13,568)
EBITDA	7,585	69,092	112,429	7,764	196,870
Restructuring costs	3,831	8,473	4,011	464	16,779
Other	115	4,208	119	2,875	7,317
Shared services expenses	3,259	1,734	8,155	(13,148)	-
Adjusted EBITDA (unaudited)	14,790	83,507	124,714	(2,045)	220,966
Capital expenditure	3,948	24,503	38,825	259	67,535
Intangible, Goodwill and PP&E	49,101	178,485	306,672	1,185	535,443
Allocated assets	401,332	603,770	677,149	(351,946)	1,330,305
Allocated liabilities	126,575	280,575	499,670	45,646	952,466

For the year ended December 31, 2016
	Thousands of U.S. dollars
	EMEA (*)	Americas		Brazil		Other and eliminations		Total Group

Sales to other companies	72,750	394,961		542,953		1		1,010,665
Sales to Telefónica Group	151,176	322,237		273,420		-		746,833
Sales to other group companies	4	1,718		-		(1,722)		-
Other operating income and expense	(220,645)	(596,963)		(717,683)		(8,497)		(1,543,788)
EBITDA	3,285	121,953		98,690		(10,218)		213,710
Depreciation and amortization	(10,712)	(33,757)		(52,356)		(539)		(97,364)
Operating profit/(loss)	(7,427)	88,196		46,334		(10,757)		116,346
Net finance expense	(12,319)	(31,092)		(40,074)		(24,297)		(107,782)
Income tax	4,933	(15,823)		(3,070)		8,753		(5,207)
Profit/(loss) from continuing operations	(14,813)	41,281		3,190		(26,301)		3,357
Profit/(loss) from discontinued operations	(3,206)	-		-		-		(3,206)
Profit/(loss) for the year	(18,019)	41,281		3,190		(26,301)		151
EBITDA	3,285	121,953		98,690		(10,218)		213,710
Restructuring costs	10,390	10,562		10,994		1,700		33,646
Site relocation costs	18	168		9,137		-		9,323
Asset impairments and Other	2,709	(40,668)		2,131		1,011		(34,817)
Adjusted EBITDA (unaudited)	16,402	92,015	-	120,952	-	(7,507)	-	221,862
Capital expenditure	2,124	23,042		23,000		-		48,166
Intangible, Goodwill and PP&E	48,342	189,036		298,920		1,540		537,838
Allocated assets	396,298	558,657		677,794		(255,131)		1,377,618
Allocated liabilities	272,082	259,352		490,172		(74,191)		947,415

(*) Exclude discontinued operations - Morocco.

Disclosure of major customers [text block]
	For the year ended December 31,
	2016	2017	2018
Country
Spain	223,956	223,445	240,859
Other and eliminations (*)	(25)	(1)	-
EMEA	223,931	223,444	240,859

Argentina	119,589	142,473	134,557
Chile	80,106	97,196	112,679
Colombia	61,042	75,373	71,219
El Salvador	16,741	12,527	14,260
United States	36,968	48,341	50,001
Guatemala	15,771	16,732	16,195
Mexico	199,634	178,537	177,595
Peru	151,755	151,681	136,266
Puerto Rico	14,629	10,156	9,439
Uruguay	3,475	3,184	2,866
Panama	4,990	4,466	4,095
Other and eliminations (*)	14,217	17,375	(20,428)
Americas	718,917	758,041	708,744
Brazil	816,373	944,806	877,661
Other and eliminations (*)	(1,723)	(4,980)	(9,084)
Total revenue	1,757,498	1,921,311	1,818,180